Financial risk management objectives and policies - Capital management 2 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management objectives and policies [abstract]
Debt in accordance with IFRS (long and short-term borrowings)	$ 37,746	$ 36,868
Add: Unamortized debt discount	741	295
Interest bearing loans	38,487	37,163
Less: Cash and bank balances and bank deposits (including restricted cash)	4,801	1,396
Net debt	$ 33,686	$ 35,767